Note 3 - Revenue Information - Disclosure of Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Aggregate amount of transaction prices allocated to unsatisfied long-term contracts	$ 21,613	$ 0